Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net Income (Loss)	¥ (55,300)	$ (7,916)	¥ (346,626)	¥ (653,689)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss on foreign currency transactions	6,079	869	0	0
Depreciation and amortization	21,761	3,112	52,200	133,400
Allowance for credit losses	17,182	2,457	10,537	18,502
Impairment for long-lived assets	0	0	35,127	0
Impairment for equity-method investment	0	0	247	0
Inventory reserve	3,160	452	3,205	1,105
Loss (gain) on disposal of equipment	(204)	(29)	2,200	1,008
Share of loss from an equity method investee	0	0	93	361
Share-based compensation	13,876	1,984	155,622	260,719
Change in fair value of convertible note receivable	0	0	5,320	(215)
Non-cash operating lease expenses	24,437	3,494	26,494	35,196
Derecognition of right-of-use asset and lease liability	0	0	(148)	(13)
Changes in operating assets and liabilities:
Accounts receivable	(30,985)	(4,430)	(32,626)	(12,386)
Contract assets	(2,241)	(319)	5,827	(4,011)
Inventories	2,498	357	2,508	57,277
Prepayments and other current and non-current assets	6,447	922	19,282	12,353
Accounts payable	7,176	1,026	18,892	(31,124)
Deferred revenue	(10,076)	(1,441)	(12,642)	(17,096)
Accrued liabilities and other current liabilities	(6,858)	(981)	(8,688)	(19,247)
Customer deposits	0	0	(605)	(606)
Deferred government grants	(229)	(33)	(861)	427
Operating lease liabilities	(25,120)	(3,592)	(27,619)	(37,744)
Net cash used in operating activities	(28,400)	(4,068)	(92,261)	(255,783)
Cash flows from investing activities:
Proceeds from disposal of equipment	858	123	1,565	84
Purchase of property and equipment	(5,249)	(751)	(5,419)	(8,104)
Purchase of intangible assets	0	0	(558)	(1,280)
Net cash used in investing activities	(4,391)	(628)	(4,412)	(9,300)
Cash flows from financing activities:
Refund of consideration for Employee Share Incentive Program	0	0	0	(41,855)
Purchase of treasury stock	0	0	(72)	(6,977)
Proceeds from long-term borrowings	2,000	286	0	0
Repayment of long-term borrowings	(100)	(14)	0	0
Net cash (used in)/generated from financing activities	1,900	272	(72)	(48,832)
Effect of exchange rate on cash, cash equivalents and restricted cash	(10,140)	(1,449)	3,691	3,863
Net decreases in cash, cash equivalents and restricted cash	(41,074)	(5,873)	(93,054)	(310,052)
Cash, cash equivalents and restricted cash at the beginning of year	522,162	74,668	615,216	925,268
Cash, cash equivalents and restricted cash at the end of year	481,088	68,795	522,162	615,216
Supplemental disclosures of cash flow information:
Interest expense paid	30	4	0	0
Income tax expense paid	0	0	0	0
Supplemental disclosures of non-cash information:
Purchase of property and equipment included in prepayments and other non-current assets	179	26	3,206	4,656
Purchase of property and equipment included in accounts payable	1,195	171	1,128	1,762
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	478,392	68,409	519,849	615,096
Restricted cash	2,696	386	2,313	120
Cash, cash equivalents and restricted cash at the end of year	¥ 481,088	$ 68,795	¥ 522,162	¥ 615,216